Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions

6. PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS:

Transactions in shares of Kimco Realty Corporation common stock qualify as party-in-interest transactions under the provisions of ERISA. During the year ended December 31, 2025, the Plan made purchases of $1,557,242 and had sales of $253,714 of Kimco Realty Corporation common stock. During the year ended December 31, 2024, the Plan made purchases of $1,185,321 and had sales of $1,986,491 of Kimco Realty Corporation common stock.

During the plan years ended December 31, 2025 and 2024, the unrealized (loss)/gain on the Kimco Realty Corporation common stock was $(1,344,748) and $604,071, respectively. In addition, there were $440,305 and $412,677 of Kimco Realty Corporation common stock dividends that were reinvested during the plan years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the Plan held 450,521 shares and 375,528 shares of Kimco Realty Corporation common stock at a value of $9,132,062 and $8,798,631, respectively.

Certain members of the Company's management perform administrative and fiduciary duties for the Plan that qualify them as parties-in-interest and/or related parties of the Plan. Transactions between such members of the Company's management and the Plan were routine in nature and conducted pursuant to the Plan’s provisions as of and during the years ended December 31, 2025 and 2024.

TRP RPS serves as the record keeper to maintain the individual accounts of each Plan participant as the Plan’s trustee. Substantially all administrative expenses of the Plan are paid by the Company. The Plan has a revenue-sharing agreement with TRP RPS where TRP RPS would apply administrative credits to certain administrative fee payments. The administrative credits would be used to pay certain administrative expenses of the Plan, as directed by the Company. See Footnote 1 for further details.

Certain Plan investments are held in Kimco Realty Corporation common stock (the Plan Sponsor), shares of mutual funds offered by TRP RPS or a stable value common trust fund. These investments, as well as participant loans, qualify as permitted party-in-interest transactions as defined by ERISA.